EMPLOYEE BENEFIT PLANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan Employee Eligibility	Employees qualify to participate after one year of service and vest in allocated shares after three years of service.
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	$ 222,600	$ 43,695
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	204,523
Employee Stock Ownership Plan (ESOP), Number of Committed-to-be-Released Shares	59,618
Employee Stock Ownership Plan Esop Allocated Shares Market Value	3,268,280
Employee Stock Ownership Plan Esop Unallocated Shares Market Value	952,693
Net change in unearned ESOP shares	(37,199)	(436,973)
Sale of Stock, Price Per Share (in dollars per share)	$ 15.98
Four Zero One (K) Plan [Member]
Employee Stock Ownership Plan Employee Eligibility	In 2012 and 2011, the Company matched one-half of the first 8% of the employee's contribution. Employees who have completed six months of service are covered under this defined contribution plan. Employee's vest in the Company's matching contributions after three years of service.
Net change in unearned ESOP shares	211,200	208,926
Nonqualified Retirement Plan For Non Employee Directors [Member]
Employee Stock Ownership Plan Employee Eligibility	Directors are eligible for a maximum benefit of $3,500 a year for ten years following retirement from the Board of Community Bank of Tri-County. The maximum benefit is earned at 15 years of service as a non-employee director. Full vesting occurs after two years of service.
Net change in unearned ESOP shares	19,780	46,353
Individual Supplemental Retirement Plans [Member]
Employee Stock Ownership Plan Employee Eligibility	15 years
Net change in unearned ESOP shares	$ 441,601	$ 346,653